Share-Based Compensation - Schedule of Award Activity (Details)	12 Months Ended
	Apr. 30, 2025 JPY (¥) ¥ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares
2019 Plan Member]
Share-Based Compensation [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | (per share)
Aggregate intrinsic Value, Granted (in Yen and Dollars)
Number of options, Forfeited			(15,000)	(15,000)
Weighted- average exercise price, Forfeited (in Yen per share and Dollars per share) | (per share)			¥ 2
Weighted- average remaining contractual term, Forfeited
Aggregate intrinsic Value, Forfeited (in Yen and Dollars)			¥ 121.4
Number of options, Outstanding	1,020,000	1,020,000	1,020,000	1,020,000	1,035,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | (per share)	¥ 2	$ 0.01	¥ 2	$ 0.01	¥ 2
Weighted- average remaining contractual term, Outstanding	3 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars)	¥ 52.5	$ 0.4	¥ 121.4	$ 0.9	¥ 603
Number of options, Vested	1,020,000	1,020,000	1,020,000	1,020,000
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | (per share)	¥ 2	$ 0.01	¥ 2
Weighted- average remaining contractual term, Vested	3 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Aggregate intrinsic Value, Vested (in Yen and Dollars)	¥ 52.5	$ 0.4	¥ 121.4
Number of options, Exercisable	1,020,000		1,020,000			1,020,000
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | (per share)	¥ 2		¥ 2			$ 0.01
Weighted- average remaining contractual term, Exercisable	3 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars)	¥ 52.5		¥ 121.4			$ 0.4
2019 Trust-Type Plan [Member]
Share-Based Compensation [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | $ / shares
Aggregate intrinsic Value, Granted (in Yen and Dollars)
Number of options, Forfeited	(1,960,000)	(1,960,000)	(2,500)	(2,500)
Weighted- average exercise price, Forfeited (in Yen per share and Dollars per share) | (per share)	¥ 50	$ 0.4	¥ 50
Aggregate intrinsic Value, Forfeited (in Yen and Dollars)
Number of options, Exercised			(37,500)	(37,500)
Weighted- average exercise price,Exercised (in Yen per share and Dollars per share) | (per share)			¥ 50
Aggregate intrinsic Value, Exercised (in Yen and Dollars)
Number of options, Outstanding			1,960,000	1,960,000	2,000,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | (per share)			¥ 50	$ 0.4	¥ 50
Weighted- average remaining contractual term, Outstanding			5 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars)			¥ 73.4	$ 0.5	¥ 555
Number of options, Vested			1,960,000	1,960,000
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | (per share)			¥ 50
Weighted- average remaining contractual term, Vested			5 years 2 months 12 days	5 years 2 months 12 days
Aggregate intrinsic Value, Vested (in Yen and Dollars)			¥ 73.4
Number of options, Exercisable			1,960,000
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | (per share)			¥ 50
Weighted- average remaining contractual term, Exercisable			5 years 2 months 12 days	5 years 2 months 12 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars)			¥ 73.4